Share-Based Compensation Share-Based Compensation (Schedule of Weighted-Average Black-Scholes Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Expected life	7 years	7 years	7 years
Risk-free interest rate	4.20%	4.20%	1.90%
Expected volatility	16.00%	16.00%	16.00%
Expected dividend yield	2.90%	2.70%	2.50%